UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment            [X] Amendment Number: 1
This Amendment (Check only one.):  [X] is a restatement
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Chou Associates Management Inc.
Address: 110 Sheppard Avenue East
         Suite 301, Box 18
         Toronto ON M2N 6Y8

Form 13F File Number: 028-12878

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Francis S.M. Chou
Title: CEO
Phone: (416) 214-0675

Signature, Place, and Date of Signing:


/s/ Francis S.M. Chou             Toronto, ON               May 17, 2011
------------------------   -------------------------   -------------------------
     (Signature)                 (City, State)                  (Date)

Report Type ( Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
Form 13F Information Table Entry Total:         29
Form 13F Information Table Value Total:    407,206
                                        (thousands)

List of Other Included Managers:

NONE

                           FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2      COLUMN 3  COLUMN 4        COLUMN 5      COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- ---------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                         VALUE     SHRS OR  SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
       NAME OF ISSUER             TITLE         CUSIP   (x$1000)   PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
---------------------------- ---------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
ABITIBIBOWATER INC           COM NEW          003687209 63,963    2,380,478 SH       SOLE                 2,380,478 0      0
BANK OF AMERICA CORPORATION  W EXP 01/16/201  060505146 32,214    4,200,000 SH       SOLE                 4,200,000 0      0
BERKSHIRE HATHAWAY INC DEL   CL A             084670108 23,807          190 SH       SOLE                       190 0      0
BP PLC                       SPONSORED ADR    055622104    441       10,000 SH       SOLE                    10,000 0      0
CHUNGHWA TELECOM CO LTD      SPON ADR NEW11   17133Q106  4,116      132,088 SH       SOLE                   132,088 0      0
COMPUCREDIT HLDGS CORP       NOTE 5.875%11/3  20478NAD2  5,616   11,150,000 PRN      SOLE                11,150,000 0      0
CRYPTOLOGIC LIMITED          SHS              G3159C109     98       60,000 SH       SOLE                    60,000 0      0
FLAGSTONE REINSURANCE HOLDIN COM              L3466T104 13,515    1,500,000 SH       SOLE                 1,500,000 0      0
GANNETT INC                  COM              364730101  4,920      323,035 SH       SOLE                   323,035 0      0
INTERNATIONAL COAL GRP INC N COM              45928H106  4,520      400,020 SH       SOLE                   400,020 0      0
LEVEL 3 COMMUNICATIONS INC   NOTE 15.000% 1/1 52729NBM1 51,032   39,000,000 PRN      SOLE                39,000,000 0      0
LEVEL 3 COMMUNICATIONS INC   NOTE 6.500%10/0  52729NBR0  2,141    1,470,000 PRN      SOLE                 1,470,000 0      0
MANNKIND CORP                NOTE 3.750%12/1  56400PAA0  5,433   10,800,000 PRN      SOLE                10,800,000 0      0
MANNKIND CORP                COM              56400P201  8,902    2,438,989 SH       SOLE                 2,438,989 0      0
MEDIA GEN INC                CL A             584404107  6,530      949,082 SH       SOLE                   949,082 0      0
NOKIA CORP                   SPONSORED ADR    654902204    255       30,000 SH       SOLE                    30,000 0      0
OFFICE DEPOT INC             COM              676220106  1,725      372,503 SH       SOLE                   372,503 0      0
OVERSTOCK COM INC DEL        COM              690370101 34,894    2,219,709 SH       SOLE                 2,219,709 0      0
RYANAIR HLDGS PLC            SPONSORED ADR    783513104    751       27,000 SH       SOLE                    27,000 0      0
SANOFI AVENTIS               SPONSORED ADR    80105N105 14,440      410,000 SH       SOLE                   410,000 0      0
SEARS HLDGS CORP             COM              812350106 27,580      333,700 SH       SOLE                   333,700 0      0
SK TELECOM LTD               SPONSORED ADR    78440P108  3,198      170,000 SH       SOLE                   170,000 0      0
SPRINT NEXTEL CORP           COM SER 1        852061100 28,412    6,123,200 SH       SOLE                 6,123,200 0      0
SYMETRA FINL CORP            COM              87151Q106  2,366      174,000 SH       SOLE                   174,000 0      0
UTSTARCOM INC                COM              918076100  2,931    1,247,051 SH       SOLE                 1,247,051 0      0
VALEANT PHARMACEUTICALS INTL COM              91911K102 16,257      326,377 SH       SOLE                   326,377 0      0
VODAFONE GROUP PLC NEW       SPONS ADR NEW    92857W209    288       10,000 SH       SOLE                    10,000 0      0
WATSON PHARMACEUTICALS INC   COM              942683103 35,589      635,400 SH       SOLE                   635,400 0      0
WELLS FARGO & CO NEW         W EXP 10/28/201  949746119 11,272      997,500 SH       SOLE                   997,500 0      0